Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2017
Retirement Benefits [Abstract]
Summary of net periodic benefit costs
The net periodic benefit cost for those entities with pension plans was as follows:

For the years ended December 31,	2017	2016	2015
Service cost	$661	$1,884	$4,408
Interest	165	318	730
Expected return on assets	—	(138)	(400)
Amortization of prior service costs	22	279	903
Recognition of actuarial items	(261)	—	—
Curtailment gain	(153)	—	—
Net periodic benefit cost	$434	$2,343	$5,641

Summary of weighted average assumptions
The weighted average assumptions were as follows:

For the years ended December 31,	2017	2016	2015
Discount rate for obligations	5.25-9.25%	8.50%	0.75-7.50%
Discount rate for net periodic benefit costs	4.75-8.50%	0.75-7.50%	1.00%-7.00%
Rate of compensation increases	4.50-5.00%	4.50%	2.00-4.50%
Expected return in plan assets	N/A	N/A	0.75%

Summary of change in projected benefit obligations, in plan assets and funded (unfunded) status
The change in PBO, change in plan assets and funded (unfunded) status for those entities with pension plans were as follows:

For the years ended December 31,	2017	2016
Change in PBO:
PBO at beginning of year	$1,421	$61,559
Service cost	661	1,884
Interest	165	318
Actuarial loss	(237)	(10)
Benefits paid by plan	(124)	(598)
Participants contributions	—	1,024
Curtailment gain	(153)	(18,474)
Settlements	—	(44,234)
Administrative expenses	—	—
Foreign exchange	71	(48)
PBO at end of year	$1,804	$1,421
Change in plan assets:
Fair value of assets at beginning of year	$—	$41,783
Actual return on assets	—	344
Employer contributions	—	1,276
Participant contributions	—	1,025
Benefits paid by plan	—	(367)
Administrative expenses	—	—
Settlements	—	(44,234)
Foreign exchange	—	173
Fair value of assets at end of year	$—	$—
Unfunded status	$1,804	$1,421

Actuarial loss	$(439)	$(278)
Prior service cost	—	20
Amount recognized in AOCI, pre-tax	$(439)	$(258)

Accumulated benefit obligation	$1,804	$1,421

Schedule of estimated future benefit payments
The Company estimates that employer contributions to plan assets during 2018 will be approximately the same as during the year ended December 31, 2017. The estimated future benefit payments for the next 10 fiscal years are as follows:

For the year ending December 31,
2018	$206
2019	190
2020	209
2021	227
2022	233
2023 through 2027	1,826